Consolidated Statement of Financial Position	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Non-current assets
Goodwill	£ 6,186,000	£ 6,321,000
Other intangible assets, net	28,459,000	33,602,000
Property, plant and equipment, net	48,954,000	37,648,000
Investment in joint venture	173,000	0
Right-of-use assets, net	18,513,000	14,794,000
Other receivables	663,000	100,000
Investments in equity instruments	2,145,000	2,145,000
Deferred tax asset, net	690,000	1,008,000
Total non-current assets	105,783,000	95,618,000
Current assets
Trade receivables	3,372,000	523,000
Other receivables and contract assets	15,351,000	14,618,000
Current tax assets	23,166,000	33,023,000
Inventories	0	50,000
Short term bank deposits	103,586,000	101,234,000
Cash and cash equivalents	259,463,000	404,577,000
Total current assets	404,938,000	554,025,000
Total assets	510,721,000	649,643,000
Capital and reserves
Share capital	63,000	61,000
Share premium	364,639,000	364,603,000
Capital redemption reserve	3,000	3,000
Foreign exchange reserve	492,000	1,824,000
Share-based payment reserve	46,984,000	35,267,000
Fair value reserve	(199,000)	(199,000)
Merger reserve	54,213,000	54,213,000
(Accumulated losses)/retained earnings	(110,469,000)	23,106,000
Total equity attributable to owners of the parent	355,726,000	478,878,000
Non-current liabilities
Loans	306,000	313,000
Lease liabilities	16,221,000	10,942,000
Deferred tax liability, net	5,774,000	7,072,000
Contract liabilities and other advances	65,466,000	59,170,000
Provisions	2,157,000	1,243,000
Other payables	0	377,000
Total non-current liabilities	89,924,000	79,117,000
Current liabilities
Trade payables	11,336,000	30,740,000
Lease liabilities	2,396,000	2,641,000
Contract liabilities and other advances	27,006,000	38,812,000
Other payables	24,333,000	19,455,000
Total current liabilities	65,071,000	91,648,000
Total liabilities	154,995,000	170,765,000
Total equity and liabilities	£ 510,721,000	£ 649,643,000